License and Collaboration Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
License and Collaboration Agreements [Abstract]
License and Collaboration Agreements
7.	License and Collaboration Agreements

NJCTTQ Collaboration Agreement

In January 2019, the Company entered into a collaboration agreement with Nanjing Chia Tai Tianquing Pharmaceutical Co., Ltd. (“NJCTTQ”) to research, develop and commercialize two anti-Claudin 18.2 lead antibodies (the “NJCTTQ agreement”). Under the NJCTTQ agreement, the Company granted a non-exclusive, non-sublicensable research license and an exclusive, sublicensable license to NJCTTQ within the People’s Republic of China and Thailand (the “NJCTTQ Territory”). The initial term of this agreement was 5 years, which could be automatically renewed for another 5 years. If no collaboration project reached the clinical stage within the first 5 years of the NJCTTQ agreement, then this agreement would not have been renewed. The agreement expired in January 2024.

The Company was eligible to receive up to an aggregate of $405,000 of non-refundable milestone payments from NJCTTQ upon achieving certain development, regulatory approval, and commercialization and sales milestones for each unique licensed antibody or product in NJCTTQ Territory. The Company agreed to pay NJCTTQ up to an aggregate of $5,000 in nonrefundable amounts upon achieving of a regulatory milestone in the Company’s territory, which includes all other countries other than the NJCTTQ Territory. No milestones have been reached through the expiration of this agreement in January 2024, no products were sold by NJCTTQ, and no related revenue amounts have been recorded in the accompanying condensed consolidated financial statements.

The Company and NJCTTQ agreed to pay reciprocal royalties, with each of them paying the other party low single-digit royalties, tiered based on net sales per calendar year in its territory. The agreement remains unrenewed as of March 31, 2025 after the expiration of its initial term. However, notwithstanding the agreement’s expiration, the low single-digit royalties and the $5,000 regulatory milestone payable to NJCTTQ based on commercial approval in the Company’s territory, as described above, will continue to apply. Through its expiration in January 2024, no products were sold by NJCTTQ or the Company under the NJCTTQ agreement and no regulatory milestones were achieved by the Company in the Company’s territory.

ABP-201 Collaboration and License Agreement

In January 2020, the Company’s consolidated subsidiary, AbMed, entered into a collaboration and license agreement with ABI (the “ABP-201 Agreement”), pursuant to which the Company granted to ABI an exclusive, royalty-bearing, license under specified patent rights to make, use and sell certain of its proprietary ANG-2/VEGF-HIRK bispecific antibodies within the licensed territory comprising People’s Republic of China, Japan, South Korea, Southeast Asia, the Middle East and the Commonwealth of Independent States. Unless earlier terminated in accordance with its terms, the agreement remains in effect on a country-by-country basis until the expiration of the last royalty term in such country.

Under the ABP-201 agreement, ABI agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified territories and timeframes. ABI is committed to pay the Company up to $56,500 in milestone payments upon achieving certain research and development events, up to $485,000 in milestone payments based on annual net sales per each licensed product, and a double-digit percentage royalty in the low teens, tiered based on cumulative net sales by ABI, its affiliates or sublicensees beginning with the first commercial sale of a licensed product in its territory. No milestones have been reached through March 31, 2025, no products were sold by ABI, and no related revenue amounts have been recorded in the accompanying condensed consolidated financial statements.

Celltrion Collaboration and License Agreement

In September 2022, the Company entered into an exclusive collaboration and license agreement with Celltrion (the “Original Celltrion Agreement”). The Company and Celltrion entered into an amendment to the agreement in October 2024 in connection with the execution of the Celltrion Subscription Agreement (the “Amended Celltrion Agreement”). The amendment is subject to termination by the Company or Celltrion if (i) the share purchase under the Celltrion Subscription Agreement is not completed, or (ii) the Celltrion Subscription Agreement is terminated pursuant to Section 7 of the Celltrion Subscription Agreement. Under the Amended Celltrion Agreement, the Company granted to Celltrion a worldwide exclusive license under specified patent rights to develop, make, have made, import, export, use, have used, sell and have sold certain of its proprietary ABP-102 bispecific antibodies. The License Agreement also provides that the Company is to perform certain preclinical in vitro studies. The License Agreement will remain in effect for so long as ABP-102 is being developed or commercialized anywhere in the world. Celltrion may terminate the license agreement at any time by providing six months prior written notice to the Company.

Celltrion is committed to pay the Company up to $10,000 under the Original Celltrion Agreement and $6,000 under the Amended Celltrion Agreement in milestone payments upon granting the license and achieving certain research and development events, up to $1,750,000 in milestone payments based on annual net sales per each licensed product. The proceeds from commercialization are subject to a 50/50 profit split. Amounts that may be paid by third-party collaborators, for example upfronts, milestones and/or royalty payments from territorial commercialization partners, are also subject to a 50/50 split. Following commercial approval of ABP-102, the Company has agreed to reimburse Celltrion 87.5% under the Original Celltrion Agreement and 250% under the Amended Celltrion Agreement of its direct and certain indirect costs and expenses incurred through first commercial sale. Under the Original Celltrion Agreement, Celltrion is entitled to offset amounts otherwise due to us under the agreement until our share of these costs has been paid back; provided that the Company is entitled to a minimum 25% (or 50% under the Amended Celltrion Agreement) of profit from commercial sales and from third-party collaborators regardless of the amount of unreimbursed development costs outstanding (and then 50% once the reimbursement has been made in full).

The first milestone of $2,000 was achieved upon granting the license at the collaboration effective date, as defined in the Celltrion Agreement, in December 2022 and received in January 2023. During the year ended December 31, 2022, the Company allocated $64 to the initial obligation to perform in vitro testing for the research and development services and the remaining $1,936 to the license of the Company’s intellectual property, bundled with the associated know-how.

The Company’s initial obligation to perform in vitro testing for the research and development services represents a distinct performance obligation. The revenue for this performance obligation was be recognized on a straight-line based over the term of the studies. During both the three months ended March 31, 2025 and 2024, the Company recognized no revenue in connection with this performance obligation.

Milestone Payments. The Company is entitled to development milestones under the Celltrion Agreement and certain regulatory milestone payments which are paid upon receipt of regulatory approvals. Except for the first milestone of $2,000 achieved in 2022, no other milestone payments were earned through March 31, 2025. The Company evaluated whether the remaining milestones are considered probable of being reached and determined that their achievement is highly dependent on factors outside of the Company’s control. Therefore, these payments have been fully constrained and are not included in the transaction price. At the end of each subsequent reporting period, the Company will re-evaluate the probability of achievement of each milestone and any related constraint, and if necessary, adjust its estimate of the overall transaction price. Any such adjustments will be recorded on a cumulative catch-up basis, which would affect the reported amount of collaboration revenues in the period of adjustment.

Profit Splits. As the license is deemed to be the predominant item to which profit splits relate, the Company will recognize revenue when the related sales or third-party collaborator income occur. No profit split revenue has been recognized from inception through March 31, 2025.

7.	License and Collaboration Agreements

NJCTTQ Collaboration Agreement

In January 2019, the Company entered into a collaboration agreement with Nanjing Chia Tai Tianquing Pharmaceutical Co., Ltd. (“NJCTTQ”) to research, develop and commercialize two anti-Claudin 18.2 lead antibodies (the “NJCTTQ agreement”). Under the NJCTTQ agreement, the Company granted a non-exclusive, non-sublicensable research license and an exclusive, sublicensable license to NJCTTQ within the People’s Republic of China and Thailand (the “NJCTTQ Territory”). The initial term of this agreement was 5 years, which could be automatically renewed for another 5 years. If no collaboration project reached the clinical stage within the first 5 years of the NJCTTQ agreement, then this agreement would not have been renewed. The agreement expired in January 2024.

The Company was eligible to receive up to an aggregate of $405,000 of non-refundable milestone payments from NJCTTQ upon achieving certain development, regulatory approval, and commercialization and sales milestones for each unique licensed antibody or product in NJCTTQ Territory. The Company agreed to pay NJCTTQ up to an aggregate of $5,000 in nonrefundable amounts upon achieving of a regulatory milestone in the Company’s territory, which includes all other countries other than the NJCTTQ Territory. No milestones have been reached through the expiration of this agreement in January 2024, no products were sold by NJCTTQ, and no related revenue amounts have been recorded in the accompanying consolidated financial statements.

The Company and NJCTTQ agreed to pay reciprocal royalties, with each of them paying the other party low single-digit royalties, tiered based on net sales per calendar year in its territory. The agreement remains unrenewed as of December 31, 2024 after the expiration of its initial term. However, notwithstanding the agreement’s expiration, the low single-digit royalties and the $5,000 regulatory milestone payable to NJCTTQ based on commercial approval in the Company’s territory, as described above, will continue to apply. Through December 31, 2024, no products were sold by NJCTTQ or the Company under the NJCTTQ agreement and no regulatory milestones were achieved by the Company in the Company’s territory.

ABP-100 Collaboration and License Agreement

In December 2019, the Company entered into an exclusive collaboration and license agreement with a related party, ABI (the “ABP-100 agreement”). Under the ABP-100 agreement, the Company granted ABI the license to develop and commercialize products and services based on the Company’s Her2-hu-OKT3 bispecific antibody (“ABP-100”) within the territories of People’s Republic of China, Japan, South Korea, Southeast Asia, the Middle East and the Commonwealth of Independent States, as defined in the agreement. Unless earlier terminated, the ABP-100 agreement, will expire upon the satisfaction of all obligations under the agreement following the expiration of the last royalty payment obligation. Either party may terminate the agreement in the event of any uncured material breach by the other party. The license granted under the ABP-100 agreement was a sub-license from Memorial Sloan Kettering Cancer Center (“MSK”) pursuant to MSK License Agreement (see Note 6). This agreement was terminated due to the termination of the MSK License Agreement in September 2023.

Under the ABP-100 agreement, ABI agreed to use commercially reasonable efforts to reach certain development and commercial milestones for at least one licensed product or licensed service within specified timeframes. ABI is committed to pay the Company running royalties on net sales of any licensed products or services from the mid-single digit percentages to the low double-digit percentage, and the guaranteed annual minimum royalties of $30 starting on the first anniversary of the effective date of the agreement (which annual minimum royalties may be credited against the running royalties on net sales of any licensed products or services). Through the termination of this agreement in September 2023, no products were sold by ABI under the ABP-100 agreement. During the years ended December 31, 2024 and 2023, the Company earned $0 and $23 in minimum royalty payments, included in royalty revenue. As of both December 31, 2024 and 2023, the accounts receivable were $53, associated with the minimum royalties under this agreement.

In addition to the royalty payments, the Company could receive up to $498,000 in milestone payments per licensed product or licensed service upon the achievement of specified research and development and sales milestone events. No milestones have been reached through the termination of this agreement in September 2023.

The Company was also entitled to research funding fees for costs incurred by the Company for certain sponsored research activities and the reimbursement of 60% of the costs of certain product development directed activities, as outlined in the agreement. During the years ended December 31, 2024 and 2023, the Company did not earn any research funding fees.

Further, the Company was to be reimbursed for patent costs for all documented out of pocket associated with the preparation, filing, prosecution and maintenance of patent rights in the license territory. The Company did not receive any reimbursements of patent costs during the years ended December 31, 2024 and 2023.

ABP-201 Collaboration and License Agreement

In January 2020, the Company’s consolidated subsidiary, AbMed, entered into a collaboration and license agreement with ABI (the “ABP-201 Agreement”), pursuant to which the Company granted to ABI an exclusive, royalty-bearing, license under specified patent rights to make, use and sell certain of its proprietary ANG-2/VEGF-HIRK bispecific antibodies within the licensed territory comprising People’s Republic of China, Japan, South Korea, Southeast Asia, the Middle East and the Commonwealth of Independent States. Unless earlier terminated in accordance with its terms, the agreement remains in effect on a country-by-country basis until the expiration of the last royalty term in such country.

Under the ABP-201 agreement, ABI agreed to use commercially reasonable efforts to reach certain development and commercialization milestones for such bispecific antibodies within specified territories and timeframes. ABI is committed to pay the Company up to $56,500 in milestone payments upon achieving certain research and development events, up to $485,000 in milestone payments based on annual net sales per each licensed product, and a double-digit percentage royalty in the low teens, tiered based on cumulative net sales by ABI, its affiliates or sublicensees beginning with the first commercial sale of a licensed product in its territory. No milestones have been reached through December 31, 2024, no products were sold by ABI, and no related revenue amounts have been recorded in the accompanying consolidated financial statements.

Celltrion Collaboration and License Agreement

In September 2022, the Company entered into an exclusive collaboration and license agreement with Celltrion (the “Original Celltrion Agreement”). The Company and Celltrion entered into an amendment to the agreement in October 2024 in connection with the execution of the Celltrion Subscription Agreement (the “Amended Celltrion Agreement”). The amendment is subject to termination by the Company or Celltrion if (i) the share purchase under the Celltrion Subscription Agreement is not completed, or (ii) the Celltrion Subscription Agreement is terminated pursuant to Section 7 of the Celltrion Subscription Agreement. Under the Amended Celltrion Agreement, the Company granted to Celltrion a worldwide exclusive license under specified patent rights to develop, make, have made, import, export, use, have used, sell and have sold certain of its proprietary ABP-102 bispecific antibodies. The License Agreement also provides that the Company is to perform certain preclinical in vitro studies. The License Agreement will remain in effect for so long as ABP-102 is being developed or commercialized anywhere in the world. Celltrion may terminate the license agreement at any time by providing six months prior written notice to the Company.

Celltrion is committed to pay the Company up to $10,000 under the Original Celltrion Agreement and $6,000 under the Amended Celltrion Agreement in milestone payments upon granting the license and achieving certain research and development events, up to $1,750,000 in milestone payments based on annual net sales per each licensed product. The proceeds from commercialization are subject to a 50/50 profit split. Amounts that may be paid by third-party collaborators, for example upfronts, milestones and/or royalty payments from territorial commercialization partners, are also subject to a 50/50 split. Following commercial approval of ABP-102, the Company has agreed to reimburse Celltrion 87.5% under the Original Celltrion Agreement and 250% under the Amended Celltrion Agreement of its direct and certain indirect costs and expenses incurred through first commercial sale. Under the Original Celltrion Agreement, Celltrion is entitled to offset amounts otherwise due to us under the agreement until our share of these costs has been paid back; provided that the Company is entitled to a minimum 25% (or 50% under the Amended Celltrion Agreement) of profit from commercial sales and from third-party collaborators regardless of the amount of unreimbursed development costs outstanding (and then 50% once the reimbursement has been made in full).

The first milestone of $2,000 was achieved upon granting the license at the collaboration effective date, as defined in the Celltrion Agreement, in December 2022 and received in January 2023. During the year ended December 31, 2022, the Company allocated $64 to the initial obligation to perform in vitro testing for the research and development services and the remaining $1,936 to the license of the Company’s intellectual property, bundled with the associated know-how.

The Company’s initial obligation to perform in vitro testing for the research and development services represents a distinct performance obligation. The revenue for this performance obligation was be recognized on a straight-line based over the term of the studies. During the years ended December 31, 2024 and 2023, the Company recognized $0 and $64, respectively, in connection with this performance obligation, included in collaboration revenue.

Milestone Payments. The Company is entitled to development milestones under the Celltrion Agreement and certain regulatory milestone payments which are paid upon receipt of regulatory approvals. Except for the first milestone of $2,000 achieved in 2022, no other milestone payments were earned through December 31, 2024. The Company evaluated whether the remaining milestones are considered probable of being reached and determined that their achievement is highly dependent on factors outside of the Company’s control. Therefore, these payments have been fully constrained and are not included in the transaction price. At the end of each subsequent reporting period, the Company will re-evaluate the probability of achievement of each milestone and any related constraint, and if necessary, adjust its estimate of the overall transaction price. Any such adjustments will be recorded on a cumulative catch-up basis, which would affect the reported amount of collaboration revenues in the period of adjustment.

Profit Splits. As the license is deemed to be the predominant item to which profit splits relate, the Company will recognize revenue when the related sales or third-party collaborator income occur. No profit split revenue has been recognized from inception through December 31, 2024.